UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09835

Capital Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Capital Growth Portfolio	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.2%

Security	Shares	Value
Beverages — 2.3%
Central European Distribution Corp. (1)	25,000	$1,135,250
Heckmann Corp. (1) (2)	154,000	1,270,500
		$2,405,750
Biotechnology — 2.5%
Genzyme Corp.(1)	33,100	$2,677,459
		$2,677,459
Capital Markets — 5.8%
Aberdeen Asset Management PLC	152,000	$349,227
Affiliated Managers Group, Inc. (1)	7,492	620,712
AllianceBernstein Holding, LP	24,352	901,268
FCStone Group, Inc. (1) (2)	37,000	665,630
Invesco, Ltd.	26,841	563,124
MF Global, Ltd. (1) (2)	703,000	3,051,020
		$6,150,981
Chemicals — 4.2%
Innophos Holdings, Inc.	46,897	$1,143,349
Lubrizol Corp.	25,000	1,078,500
NewMarket Corp.	20,500	1,077,480
Zoltek Cos., Inc. (1) (2)	63,000	1,077,930
		$4,377,259
Commercial Banks — 2.8%
Banco Itau Holding Financiera SA ADR	70,000	$1,225,000
Boston Private Financial Holdings, Inc. (2)	74,286	649,260
First Horizon National Corp. (2)	76,266	713,845
UCBH Holdings, Inc.	58,999	378,184
		$2,966,289
Commercial Services & Supplies — 1.6%
CoStar Group, Inc. (1) (2)	22,300	$1,012,197
Waste Management, Inc.	20,000	629,800
		$1,641,997
Communications Equipment — 3.5%
Polycom, Inc. (1)	50,000	$1,156,500
Research In Motion, Ltd. (1)	19,023	1,299,271
Riverbed Technology, Inc. (1) (2)	95,000	1,189,400
		$3,645,171
Computers & Peripherals — 1.1%
Apple, Inc. (1)	10,100	$1,147,966
		$1,147,966
Diversified Consumer Services — 1.8%
H&R Block, Inc.	82,000	$1,865,500
		$1,865,500
Diversified Financial Services — 3.9%
IntercontinentalExchange, Inc. (1)	19,800	$1,597,464
Nasdaq OMX Group, Inc. (The) (1) (2)	83,000	2,537,310
		$4,134,774
Diversified Telecommunication Services — 0.5%
Cbeyond Communications, Inc. (1) (2)	39,000	$561,210
		$561,210

Electrical Equipment — 5.4%
A-Power Energy Generation Systems, Ltd. (1) (2)	90,000	$806,400
Energy Conversion Devices, Inc. (1) (2)	20,000	1,165,000
GrafTech International, Ltd. (1)	96,374	1,456,211
JA Solar Holdings Co., Ltd. ADR (1)	208,800	2,209,104
		$5,636,715
Energy Equipment & Services — 1.0%
National-Oilwell Varco, Inc. (1)	10,700	$537,461
Transocean, Inc. (1)	4,500	494,280
		$1,031,741
Health Care Equipment & Supplies — 4.2%
American Medical Systems Holdings, Inc. (1)	48,000	$852,480
Hologic, Inc. (1)	67,000	1,295,110
Masimo Corp. (1)	21,000	781,200
Thoratec Corp. (1)	55,000	1,443,750
		$4,372,540
Health Care Providers & Services — 1.8%
DaVita, Inc. (1)	13,500	$769,635
Pediatrix Medical Group, Inc. (1)	8,000	431,360
WellCare Health Plans, Inc. (1)	19,000	684,000
		$1,884,995
Hotels, Restaurants & Leisure — 1.6%
Scientific Games Corp., Class A (1) (2)	74,500	$1,714,990
		$1,714,990
Insurance — 3.2%
Fidelity National Financial, Inc., Class A	87,000	$1,278,900
First American Corp. (2)	36,000	1,062,000
LandAmerica Financial Group (2)	43,672	1,059,046
		$3,399,946
Internet & Catalog Retail — 2.3%
Orbitz Worldwide, Inc. (1) (2)	107,000	$628,090
Priceline.com, Inc. (1) (2)	25,500	1,744,965
		$2,373,055
Internet Software & Services — 3.5%
Absolute Software Corp. (1)	100,000	$774,078
Equinix, Inc. (1) (2)	15,700	1,090,522
Google, Inc., Class A (1)	4,293	1,719,432
Switch & Data Facilities Co. (1)	6,178	76,916
		$3,660,948
IT Services — 2.0%
MasterCard, Inc., Class A	12,100	$2,145,693
		$2,145,693
Machinery — 0.9%
Titan International, Inc. (2)	43,250	$922,090
		$922,090
Media — 0.5%
Central European Media Enterprises, Ltd., Class A (1) (2)	8,423	$550,864
		$550,864
Metals & Mining — 1.0%
Consolidated Thompson Iron Mines, Ltd. (1)	85,798	$294,547
Thompson Creek Metals Co., Inc. (1)	73,256	679,368
Western Copper Corp. (1)	70,000	53,330
		$1,027,245
Multiline Retail — 2.5%
Big Lots, Inc. (1) (2)	30,930	$860,782
Dollar Tree, Inc. (1)	50,000	1,818,000
		$2,678,782

Oil, Gas & Consumable Fuels — 8.6%
Continental Resources, Inc./OK (1)	38,500	$1,510,355
Foundation Coal Holdings, Inc.	59,328	2,110,890
Goodrich Petroleum Corp. (1)	18,030	785,928
Hess Corp.	28,247	2,318,514
James River Coal Co. (1)	22,000	483,780
Petrohawk Energy Corp. (1)	83,000	1,795,290
		$9,004,757
Pharmaceuticals — 0.3%
Perrigo Co.	9,000	$346,140
		$346,140
Real Estate Investment Trusts (REITs) — 0.6%
Annaly Capital Management, Inc.	49,793	$669,716
		$669,716
Semiconductors & Semiconductor Equipment — 6.7%
Atheros Communications, Inc. (1) (2)	107,900	$2,544,282
Cypress Semiconductor Corp. (1)	180,000	939,600
Renesola, Ltd. (1)	407,000	2,160,818
Renesola, Ltd. ADR (1) (2)	136,437	1,431,224
		$7,075,924
Software — 1.2%
Check Point Software Technologies, Ltd. (1)	55,000	$1,250,700
		$1,250,700
Specialty Retail — 3.8%
Advance Auto Parts, Inc.	31,587	$1,252,740
Coldwater Creek, Inc. (1)	147,000	851,130
Collective Brands, Inc. (1)	61,000	1,116,910
Pier 1 Imports, Inc. (1) (2)	198,448	819,590
		$4,040,370
Textiles, Apparel & Luxury Goods — 3.0%
Gildan Activewear, Inc. (1)	137,800	$3,139,084
		$3,139,084
Thrifts & Mortgage Finance — 0.4%
Sovereign Bancorp, Inc.	118,000	$466,100
		$466,100
Wireless Telecommunication Services — 3.7%
Millicom International Cellular SA	7,000	$480,690
Mobile TeleSystems ADR	30,500	1,708,305
NII Holdings, Inc., Class B (1) (2)	23,500	891,120
Turkcell Iletisim Hizmetleri AS ADR (2)	57,000	854,430
		$3,934,545
Total Common Stocks (identified cost $99,844,818)		$92,901,296

Investment Funds — 1.1%

Security	Shares	Value
Capital Markets — 1.1%
iShares Russell Midcap Growth Index Fund	26,000	$1,129,180
		$1,129,180
Total Investment Funds (identified cost $1,187,064)		$1,129,180

Short-Term Investments — 34.1%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 2.77% (3) (4)	$23,849	$23,849,099
Cash Management Portfolio, 2.18% (3)	12,100	12,100,114
Total Short-Term Investments (identified cost $36,156,975)		$35,949,213
Total Investments — 123.4% (identified cost $137,188,857)		$129,979,689
Other Assets, Less Liabilities — (23.4)%		$(24,686,839)
Net Assets — 100.0%		$105,292,850

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of this security was on loan at September 30, 2008.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2008. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2008 were $854,168 and $166,535, respectively.

(4)

The investment in Eaton Vance Cash Collateral Fund, LLC includes the value of invested cash collateral received for securities on loan as of September 30, 2008. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities plus realized and unrealized losses, if any, on the amount invested. As of September 30, 2008, the Portfolio loaned securities having a market value of $22,798,308 and received $24,187,610 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$137,266,580
Gross unrealized appreciation	$6,685,421
Gross unrealized depreciation	(13,972,312)
Net unrealized depreciation	$(7,286,891)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$127,469,644
Level 2	Other Significant Observable Inputs	2,510,045
Level 3	Significant Unobservable Inputs	—
Total		$129,979,689

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 21, 2008